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Johnson Municipal Income Fund
Johnson Municipal Income Fund

JOHNSON MUTUAL FUNDS TRUST

September 15, 2023

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Johnson Mutual Funds Trust (the “Trust”), dated May 1, 2023.

Important Notice Regarding Change in Fund’s Management Fee:

Johnson Investment Counsel, Adviser for the Fund, has agreed to reduce the Management Fee for the Johnson Municipal Income Fund (the “Fund”) from 0.65% to 0.30%. The revised fee information is set forth below:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Johnson Municipal Income Fund Johnson Municipal Income Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Johnson Municipal Income Fund Johnson Municipal Income Fund
Management Fees	0.30%
Other Expenses	none
Total Annual Fund Operating Expenses	0.30%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 Years	3 Years	5 Years	10 Years
Johnson Municipal Income Fund | Johnson Municipal Income Fund | USD ($)	31	97	169	381